Liability Related to Warrants - Summary of Reconciliation of Changes in Fair Value of Warrants (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,137	$ 10,462,137
Warrants issued during the period	14,156,571		7,585,314	$ 18,119,998
Change in fair value			(1,572,299)
Warrants outstanding, ending balance	1,444,058	1,641,942	5,570,530	10,462,137
2020 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,137	6,174,137
Warrants issued during the period				11,831,000
Change in fair value			(5,877,802)	(5,893,160)
Translation effect	(11,655)	20,701	13,434	236,297
Warrants outstanding, ending balance		894,824	309,769	6,174,137
2021 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	4,288,000	4,288,000
Warrants issued during the period				6,288,998
Change in fair value			(3,990,948)	(1,976,093)
Translation effect	(11,525)	12,215	9,652	(24,905)
Warrants outstanding, ending balance		$ 747,118	306,704	$ 4,288,000
Series A Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816
Warrants issued during the period			4,757,559
Change in fair value	(3,099,783)		(1,572,299)
Translation effect	(136,418)		85,556
Warrants outstanding, ending balance	34,615		3,270,816
Series B Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241
Warrants issued during the period			2,827,755
Change in fair value	(1,622,926)		(1,192,267)
Translation effect	(59,975)		47,753
Warrants outstanding, ending balance	$ 340		$ 1,683,241